PGIM Quant Solutions Commodity Strategies Fund
Consolidated Schedule of Investments (unaudited) as of October 31, 2025
Description	Shares	Value
Short-Term Investments 99.1%
Affiliated Mutual Fund 18.4%
PGIM Core Government Money Market Fund (7-day effective yield 4.282%) (cost $6,605,122)(bb)(wb)	6,605,122	$6,605,122

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(n) 80.7%
U.S. Treasury Bills	3.915%	12/09/25(bb)(k)	4,500	4,482,669

U.S. Treasury Bills	4.169	12/09/25	9,750	9,712,448

U.S. Treasury Bills	4.199	11/04/25	14,750	14,748,434

Total U.S. Treasury Obligations (cost $28,934,057)				28,943,551

TOTAL INVESTMENTS 99.1% (cost $35,539,179)				35,548,673
Other assets in excess of liabilities(z) 0.9%				320,296

Net Assets 100.0%				$35,868,969

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

LME—London Metal Exchange
PRI—Primary Rate Interface
RBOB—Reformulated Gasoline Blendstock for Oxygen Blending
ULSD—Ultra-Low Sulfur Diesel
WTI—West Texas Intermediate

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(bb)	Represents security, or a portion thereof, held in the Cayman Subsidiary.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Commodity Futures contracts outstanding at October 31, 2025(1):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
33	Brent Crude	Jan. 2026	$2,137,410	$(5,189)
6	Coffee ’C’	Dec. 2025	882,113	141,033
14	Copper	Dec. 2025	1,781,150	181,119
97	Corn	Dec. 2025	2,092,775	135,920
36	Cotton No. 2	Dec. 2025	1,179,720	(42,065)
16	Gasoline RBOB	Jan. 2026	1,250,726	18,951
16	Gold 100 OZ	Dec. 2025	6,394,400	886,764
20	Hard Red Winter Wheat	Dec. 2025	524,500	164
22	Lean Hogs	Dec. 2025	715,220	(46,758)
17	Live Cattle	Dec. 2025	1,561,790	(55,422)
8	LME Lead	Nov. 2025	400,156	537
6	LME Lead	Jan. 2026	302,301	(2,363)
29	LME Nickel	Nov. 2025	2,620,816	(23,574)
15	LME Nickel	Jan. 2026	1,368,490	(33,685)
40	LME PRI Aluminum	Nov. 2025	2,878,530	286,141
21	LME PRI Aluminum	Jan. 2026	1,515,371	33,786
26	LME Zinc	Nov. 2025	2,031,237	188,182
19	LME Zinc	Jan. 2026	1,456,782	6,489
12	Low Sulphur Gas Oil	Jan. 2026	819,000	27,588
71	Natural Gas	Jan. 2026	3,101,990	100,273
16	No. 2 Soft Red Winter Wheat	Dec. 2025	427,200	20,018

PGIM Quant Solutions Commodity Strategies Fund

PGIM Quant Solutions Commodity Strategies Fund
Consolidated Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Commodity Futures contracts outstanding at October 31, 2025(1) (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
12	NY Harbor ULSD	Jan. 2026	$1,194,782	$43,322
9	Silver	Dec. 2025	2,167,200	425,327
23	Soybean	Jan. 2026	1,282,538	80,132
36	Soybean Meal	Jan. 2026	1,164,600	148,479
24	Soybean Oil	Jan. 2026	706,608	(38,587)
43	Sugar #11 (World)	Mar. 2026	694,949	(78,724)
29	WTI Crude	Jan. 2026	1,757,400	(16,991)
				2,380,867
Short Positions:
8	LME Lead	Nov. 2025	400,156	1,340
29	LME Nickel	Nov. 2025	2,620,816	40,352
5	LME Nickel	Jan. 2026	456,163	(1,207)
40	LME PRI Aluminum	Nov. 2025	2,878,530	(167,128)
26	LME Zinc	Nov. 2025	2,031,237	(70,299)
3	LME Zinc	Jan. 2026	230,018	(423)
				(197,365)
				$2,183,502

(1)	Represents positions held in the Cayman Subsidiary.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).